Leases - Schedule of Weighted Average Lease Term/Discount and Supplemental Cash Flow Information Related to Leases (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Leases [Abstract]
Weighted average remaining lease term (in years)	8 years 6 months
Weighted average discount rate	5.00%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 562